Apr. 29, 2016

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Alternative Strategies Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees		0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		46.91	46.91	46.91	46.91
Acquired Fund Fees and Expenses[2]		0.98	0.98	0.98	0.98
Total Annual Fund Operating Expenses		48.29	49.04	48.54	48.04
Fee Waiver and/or Expense Reimbursement[3]		46.85	46.85	46.85	46.85
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.44	2.19	1.69	1.19

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
[2]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year end Acquired Fund Fees and Expenses of 0.98% and excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.44%, 2.19%, 1.69% and 1.19%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$689	$6,491	$8,358	$9,190
Class C	$322	$6,354	$8,274	$9,101
Class R	$172	$6,310	$8,266	$9,129
Class Y	$121	$6,264	$8,258	$9,157

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$689	$6,491	$8,358	$9,190
Class C	$222	$6,354	$8,274	$9,101
Class R	$172	$6,310	$8,266	$9,129
Class Y	$121	$6,264	$8,258	$9,157

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.”

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Growth Allocation Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		B	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	B	C	R	Y
Management Fees		None	None	None	None	None
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	None
Other Expenses		0.28	0.28	0.28	0.28	0.28%
Acquired Fund Fees and Expenses[2]		0.60	0.60	0.60	0.60	0.60
Total Annual Fund Operating Expenses		1.13	1.88	1.88	1.38	0.88

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
[2]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$659	$889	$1,138	$1,849
Class B	$691	$891	$1,216	$2,005
Class C	$291	$591	$1,016	$2,201
Class R	$140	$437	$755	$1,657
Class Y	$90	$281	$488	$1,084

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$659	$889	$1,138	$1,849
Class B	$191	$591	$1,016	$2,005
Class C	$191	$591	$1,016	$2,201
Class R	$140	$437	$755	$1,657
Class Y	$90	$281	$488	$1,084

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.”

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Income Allocation Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		B	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	B	C	R	Y
Management Fees		None	None	None	None	None
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	None
Other Expenses		0.23	0.23	0.23	0.23	0.23%
Acquired Fund Fees and Expenses[2]		0.58	0.58	0.58	0.58	0.58
Total Annual Fund Operating Expenses		1.06	1.81	1.81	1.31	0.81
Fee Waiver and/or Expense Reimbursement[3]		0.23	0.23	0.23	0.23	0.23
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.83	1.58	1.58	1.08	0.58

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
[2]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 0.25%, 1.00%, 1.00%, 0.50% and 0.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$630	$847	$1,082	$1,753
Class B	$661	$847	$1,159	$1,910
Class C	$261	$547	$959	$2,108
Class R	$110	$393	$696	$1,559
Class Y	$59	$236	$427	$980

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$630	$847	$1,082	$1,753
Class B	$161	$547	$959	$1,910
Class C	$161	$547	$959	$2,108
Class R	$110	$393	$696	$1,559
Class Y	$59	$236	$427	$980

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.”

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco International Allocation Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		B	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	B	C	R	Y
Management Fees		None	None	None	None	None
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	None
Other Expenses		0.41	0.41	0.41	0.41	0.41%
Acquired Fund Fees and Expenses[2]		0.73	0.73	0.73	0.73	0.73
Total Annual Fund Operating Expenses		1.39	2.14	2.14	1.64	1.14

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
[2]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$684	$966	$1,269	$2,127
Class B	$717	$970	$1,349	$2,282
Class C	$317	$670	$1,149	$2,472
Class R	$167	$517	$892	$1,944
Class Y	$116	$362	$628	$1,386

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$684	$966	$1,269	$2,127
Class B	$217	$670	$1,149	$2,282
Class C	$217	$670	$1,149	$2,472
Class R	$167	$517	$892	$1,944
Class Y	$116	$362	$628	$1,386

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.”

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Moderate Allocation Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		B	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	B	C	R	Y
Management Fees		None	None	None	None	None
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	None
Other Expenses		0.22	0.22	0.22	0.22	0.22%
Acquired Fund Fees and Expenses[2]		0.58	0.58	0.58	0.58	0.58
Total Annual Fund Operating Expenses		1.05	1.80	1.80	1.30	0.80

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
[2]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$651	$866	$1,098	$1,762
Class B	$683	$866	$1,175	$1,919
Class C	$283	$566	$975	$2,116
Class R	$132	$412	$713	$1,568
Class Y	$82	$255	$444	$990

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$651	$866	$1,098	$1,762
Class B	$183	$566	$975	$1,919
Class C	$183	$566	$975	$2,116
Class R	$132	$412	$713	$1,568
Class Y	$82	$255	$444	$990

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.”

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Multi-Asset Inflation Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees		0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		69.25	69.25	69.25	69.25
Acquired Fund Fees and Expenses[2]		0.65	0.65	0.65	0.65
Total Annual Fund Operating Expenses		70.30	71.05	70.55	70.05
Fee Waiver and/or Expense Reimbursement[3]		69.28	69.28	69.28	69.28
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.02	1.77	1.27	0.77

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
[2]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year end Acquired Fund Fees and Expenses of 0.65% and excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.02%, 1.77%, 1.27% and 0.77%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$648	$6,915	$7,670	$7,772
Class C	$280	$6,760	$7,518	$7,617
Class R	$129	$6,744	$7,529	$7,634
Class Y	$79	$6,727	$7,539	$7,652

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$648	$6,915	$7,670	$7,772
Class C	$180	$6,760	$7,518	$7,617
Class R	$129	$6,744	$7,529	$7,634
Class Y	$79	$6,727	$7,539	$7,652

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.”

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class S shares of the Funds listed below:

Invesco Growth Allocation Fund

Invesco Moderate Allocation Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Growth Allocation Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	S
Management Fees		None
Distribution and/or Service (12b-1) Fees		0.15%
Other Expenses		0.28
Acquired Fund Fees and Expenses[1]		0.60
Total Annual Fund Operating Expenses		1.03

[1]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$105	$328	$569	$1,259

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Moderate Allocation Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	S
Management Fees		None
Distribution and/or Service (12b-1) Fees		0.15%
Other Expenses		0.22
Acquired Fund Fees and Expenses[1]		0.58
Total Annual Fund Operating Expenses		0.95

[1]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$97	$303	$525	$1,166

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.”

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Alternative Strategies Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Moderate Allocation Fund

Invesco Multi-Asset Inflation Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Alternative Strategies Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees		0.15%	0.15%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		46.62	46.62
Acquired Fund Fees and Expenses[1]		0.98	0.98
Total Annual Fund Operating Expenses		47.75	47.75
Fee Waiver and/or Expense Reimbursement[2]		46.56	46.56
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.19	1.19

[1]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year end Acquired Fund Fees and Expenses of 0.98% and excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 1.19% of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$121	$6,250	$8,259	$9,178
Class R6	$121	$6,250	$8,259	$9,178

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Growth Allocation Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5
Management Fees		None
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.16%
Acquired Fund Fees and Expenses[1]		0.60
Total Annual Fund Operating Expenses		0.76

[1]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$78	$243	$422	$942

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Income Allocation Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5
Management Fees		None
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.20%
Acquired Fund Fees and Expenses[1]		0.58
Total Annual Fund Operating Expenses		0.78
Fee Waiver and/or Expense Reimbursement[2]		0.20
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.58

[1]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class R5 shares to 0.00% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$59	$229	$414	$947

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco International Allocation Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5
Management Fees		None
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.24%
Acquired Fund Fees and Expenses[1]		0.73
Total Annual Fund Operating Expenses		0.97

[1]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$99	$309	$536	$1,190

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Moderate Allocation Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5
Management Fees		None
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.16%
Acquired Fund Fees and Expenses[1]		0.58
Total Annual Fund Operating Expenses		0.74

[1]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$76	$237	$411	$918

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Multi-Asset Inflation Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees		0.15%	0.15%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		69.22	69.22
Acquired Fund Fees and Expenses[1]		0.65	0.65
Total Annual Fund Operating Expenses		70.02	70.02
Fee Waiver and/or Expense Reimbursement[2]		69.25	69.25
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.77	0.77

[1]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year end Acquired Fund Fees and Expenses of 0.65% and excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 0.12% of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$79	$6,727	$7,541	$7,654
Class R6	$79	$6,727	$7,541	$7,654

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.”

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, AX, B, C, CX, R, RX and Y shares of the Funds listed below:

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

(together, the “Balanced-Risk Retirement Funds”)

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Balanced-Risk Retirement 2030 Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		AX	B	C	CX	R	RX	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		5.50%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	None	5.00%	1.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	AX	B	C	CX	R	RX	Y
Management Fees		None	None	None	None	None	None	None	None
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	1.00%	0.50%	0.50%	None
Other Expenses		0.44	0.44	0.44	0.44	0.44	0.44	0.44	0.44%
Acquired Fund Fees and Expenses[2]		0.84	0.84	0.84	0.84	0.84	0.84	0.84	0.84
Total Annual Fund Operating Expenses		1.53	1.53	2.28	2.28	2.28	1.78	1.78	1.28
Fee Waiver and/or Expense Reimbursement[3]		0.44	0.44	0.44	0.44	0.44	0.44	0.44	0.44
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.09	1.09	1.84	1.84	1.84	1.34	1.34	0.84

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
[2]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX and Class Y shares to 0.25%, 0.25%, 1.00%, 1.00%, 1.00%, 0.50%, 0.50% and 0.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$655	$966	$1,299	$2,238
Class AX	$655	$966	$1,299	$2,238
Class B	$687	$970	$1,380	$2,392
Class C	$287	$670	$1,180	$2,581
Class CX	$287	$670	$1,180	$2,581
Class R	$136	$517	$923	$2,058
Class RX	$136	$517	$923	$2,058
Class Y	$86	$362	$660	$1,507

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$655	$966	$1,299	$2,238
Class AX	$655	$966	$1,299	$2,238
Class B	$187	$670	$1,180	$2,392
Class C	$187	$670	$1,180	$2,581
Class CX	$187	$670	$1,180	$2,581
Class R	$136	$517	$923	$2,058
Class RX	$136	$517	$923	$2,058
Class Y	$86	$362	$660	$1,507

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Balanced-Risk Retirement 2040 Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		AX	B	C	CX	R	RX	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		5.50%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	None	5.00%	1.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	AX	B	C	CX	R	RX	Y
Management Fees		None	None	None	None	None	None	None	None
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	1.00%	0.50%	0.50%	None
Other Expenses		0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60%
Acquired Fund Fees and Expenses[2]		0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88
Total Annual Fund Operating Expenses		1.73	1.73	2.48	2.48	2.48	1.98	1.98	1.48
Fee Waiver and/or Expense Reimbursement[3]		0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.13	1.13	1.88	1.88	1.88	1.38	1.38	0.88

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
[2]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX and Class Y shares to 0.25%, 0.25%, 1.00%, 1.00%, 1.00%, 0.50%, 0.50% and 0.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$659	$1,010	$1,384	$2,432
Class AX	$659	$1,010	$1,384	$2,432
Class B	$691	$1,015	$1,467	$2,585
Class C	$291	$715	$1,267	$2,771
Class CX	$291	$715	$1,267	$2,771
Class R	$140	$563	$1,012	$2,258
Class RX	$140	$563	$1,012	$2,258
Class Y	$90	$409	$751	$1,717

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$659	$1,010	$1,384	$2,432
Class AX	$659	$1,010	$1,384	$2,432
Class B	$191	$715	$1,267	$2,585
Class C	$191	$715	$1,267	$2,771
Class CX	$191	$715	$1,267	$2,771
Class R	$140	$563	$1,012	$2,258
Class RX	$140	$563	$1,012	$2,258
Class Y	$90	$409	$751	$1,717

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Balanced-Risk Retirement 2050 Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		AX	B	C	CX	R	RX	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		5.50%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	None	5.00%	1.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	AX	B	C	CX	R	RX	Y
Management Fees		None	None	None	None	None	None	None	None
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	1.00%	0.50%	0.50%	None
Other Expenses		1.06	1.06	1.06	1.06	1.06	1.06	1.06	1.06%
Acquired Fund Fees and Expenses[2]		0.92	0.92	0.92	0.92	0.92	0.92	0.92	0.92
Total Annual Fund Operating Expenses		2.23	2.23	2.98	2.98	2.98	2.48	2.48	1.98
Fee Waiver and/or Expense Reimbursement[3]		1.06	1.06	1.06	1.06	1.06	1.06	1.06	1.06
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.17	1.17	1.92	1.92	1.92	1.42	1.42	0.92

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
[2]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX and Class Y shares to 0.25%, 0.25%, 1.00%, 1.00%, 1.00%, 0.50%, 0.50% and 0.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$663	$1,113	$1,588	$2,895
Class AX	$663	$1,113	$1,588	$2,895
Class B	$695	$1,122	$1,674	$3,047
Class C	$295	$822	$1,474	$3,224
Class CX	$295	$822	$1,474	$3,224
Class R	$145	$671	$1,225	$2,736
Class RX	$145	$671	$1,225	$2,736
Class Y	$94	$519	$969	$2,221

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$663	$1,113	$1,588	$2,895
Class AX	$663	$1,113	$1,588	$2,895
Class B	$195	$822	$1,474	$3,047
Class C	$195	$822	$1,474	$3,224
Class CX	$195	$822	$1,474	$3,224
Class R	$145	$671	$1,225	$2,736
Class RX	$145	$671	$1,225	$2,736
Class Y	$94	$519	$969	$2,221

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.”

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Funds listed below:

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

(together, the “Balanced-Risk Retirement Funds”)

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Balanced-Risk Retirement 2030 Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees		None	None
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		0.32%	0.23%
Acquired Fund Fees and Expenses[1]		0.84	0.84
Total Annual Fund Operating Expenses		1.16	1.07
Fee Waiver and/or Expense Reimbursement[2]		0.32	0.23
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.84	0.84

[1]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 0.00% of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$86	$337	$607	$1,380
Class R6	$86	$317	$568	$1,285

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Balanced-Risk Retirement 2040 Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees		None	None
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		0.42%	0.33%
Acquired Fund Fees and Expenses[1]		0.88	0.88
Total Annual Fund Operating Expenses		1.30	1.21
Fee Waiver and/or Expense Reimbursement[2]		0.42	0.33
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.88	0.88

[1]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 0.00% of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$90	$371	$673	$1,531
Class R6	$90	$351	$633	$1,437

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Balanced-Risk Retirement 2050 Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees		None	None
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		0.77%	0.69%
Acquired Fund Fees and Expenses[1]		0.92	0.92
Total Annual Fund Operating Expenses		1.69	1.61
Fee Waiver and/or Expense Reimbursement[2]		0.77	0.69
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.92	0.92

[1]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 0.00% of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$94	$457	$845	$1,933
Class R6	$94	$440	$811	$1,853

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.”